Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Beginning balance	$ 47,223	$ 45,580	$ 40,924
Additions	(7,406)	(5,931)	(3,507)
Exchange difference	2,525	3,066	(1,149)
Reversals	(236)	(1,222)
Ending balance	$ 51,868	$ 47,223	$ 45,580